ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
ORDINARY SHARES
10.
ORDINARY SHARES

The Company’s Amended and Restated Memorandum of Association authorizes the Company to issue 4,662,388,278 Class A ordinary shares and 337,611,722 Class B ordinary shares with a par value of US$0.00001 per share. The shareholders of Class A ordinary shares and Class B ordinary shares have the same rights except for the voting and conversion rights. Each Class A ordinary share is entitled to one vote and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to twenty votes and will be automatically converted into one Class A ordinary share under certain circumstances.

In October 2024, the Company completed a follow-on public offering, issued 258,750,000 Class A ordinary shares for a total consideration of US$103.6 million after deducting the underwriting discounts and commissions and offering expenses.

As of December 31, 2025, the Company had 2,580,205,825 Class A ordinary shares and 97,611,722 Class B ordinary shares issued and outstanding, respectively.